Offerings - Offering: 1	Aug. 08, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250%SeniorNotesdue 2034
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99486
Maximum Aggregate Offering Price	$ 746,145,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 110,131.01
Offering Note
(1)
This registration fee table shall be deemed to update the “Registration fee” in Item 14. Other Expenses of Issuance and Distribution in the Registration Statement on Form
S-3
(File
No. 333-277140
and
333-277140-04)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.

(2)
The debt securities issued by PPL Capital Funding, Inc. are guaranteed by PPL Corporation. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees.